Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Minimum Rental Under Non-cancelable Operating Leases

The following is a schedule by year of future minimum lease obligations under non-cancelable rental operating leases as of December 31, 2013:

Years ending December 31,
2014	$9,375
2015	6,864
2016	5,234
2017	3,315
2018	196
2019 and thereafter	34

$25,018